Share-based compensation - Summary of Total Compensation Costs Recognized (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Share-based compensation
Total	¥ 694	$ 97	¥ 2,181
Cost of revenue
Share-based compensation
Total			1
Research and development
Share-based compensation
Total	116	16	455
Sales and marketing
Share-based compensation
Total	7	1	58
General and administrative
Share-based compensation
Total	¥ 571	$ 80	¥ 1,667